UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)
________

One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JANUARY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 91.8%
	Shares	Value
COMMUNICATION SERVICES — 23.3%
Alphabet, Cl C *	637	$913,605
AT&T	27,000	1,015,740
Comcast, Cl A	30,500	1,317,295
Discovery, Cl C *	16,500	458,205
DISH Network, Cl A *	21,400	786,664
Fox	23,000	852,840
Liberty SiriusXM Group, Cl C *	12,225	599,269
News, Cl A	27,300	371,826
Verizon Communications	18,125	1,077,350
ViacomCBS, Cl B	30,400	1,037,552
		8,430,346
CONSUMER DISCRETIONARY — 9.8%
Aramark	11,000	485,540
Dollar Tree *	14,000	1,218,980
Expedia Group	8,833	957,939
LKQ *	16,000	522,960
Qurate Retail *	40,000	341,200
		3,526,619
CONSUMER STAPLES — 7.1%
Coca-Cola	8,000	467,200
Kraft Heinz	24,100	703,720
Post Holdings *	13,500	1,411,695
		2,582,615
ENERGY — 2.0%
Antero Resources *	75,000	138,750
EQT	41,000	248,050
Williams	16,000	331,040
		717,840
FINANCIALS — 14.8%
Bank of America	27,000	886,410
Berkshire Hathaway, Cl B *	7,700	1,728,111
CIT Group	15,600	713,076
Progressive	14,600	1,178,074
Willis Towers Watson	4,000	845,160
		5,350,831
HEALTH CARE — 13.5%
Cigna	4,209	809,727
CVS Health	17,200	1,166,504
Gilead Sciences	17,000	1,074,400
Laboratory Corp of America Holdings *	4,625	811,225
McKesson	7,100	1,012,531
		4,874,387
INDUSTRIALS — 3.5%
Delta Air Lines	9,000	501,660
Southwest Airlines	14,000	769,720
		1,271,380

1

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JANUARY 31, 2020
(Unaudited)

COMMON STOCK — continued

INFORMATION TECHNOLOGY — 6.2%	Shares	Value
Apple	1,840	$569,498
Applied Materials	8,000	463,920
Cisco Systems	7,000	321,790
Dell Technologies, Cl C *	11,000	536,470
QUALCOMM	4,050	345,506
		2,237,184
MATERIALS — 4.3%
Corteva	33,800	977,496
Mosaic	29,000	575,360
		1,552,856
UTILITIES — 7.3%
Dominion Energy	13,000	1,114,750
FirstEnergy	16,675	846,924
PPL	18,275	661,372
		2,623,046
TOTAL COMMON STOCK
(Cost $28,221,355)		33,167,104
SHORT-TERM INVESTMENT — 8.7%
Federated Government Obligations Money Market Fund, Cl I, 1.460% (A)	3,122,591	3,122,591
TOTAL SHORT-TERM INVESTMENT
(Cost $3,122,591)		3,122,591
TOTAL INVESTMENTS— 100.5%
(Cost $31,343,946)		$36,289,695

Percentages are based on Net Assets of $36,115,202.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2020.

Cl —Class

As of January 31, 2020, all of the Portfolio's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

2

Item 2.      Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3.    Exhibits.
(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Advisors’ Inner Circle Fund

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

By (Signature and Title)
/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 30, 2020